Basis of preparation	6 Months Ended
Sep. 30, 2024
Basis of preparation
Basis of preparation

1   Basis of preparation

The unaudited condensed consolidated financial statements for the six months ended 30 September 2024:

●	are prepared in accordance with International Accounting Standard 34 ‘Interim Financial Reporting’ (‘IAS 34’) as issued by the International Accounting Standards Board (‘IASB’) and as adopted by the United Kingdom;
●	are presented on a condensed basis as permitted by IAS 34 and therefore do not include all disclosures that would otherwise be required in a full set of financial statements and should be read in conjunction with the Group’s Annual Report on Form 20-F for the year ended 31 March 2024;
●	with the exception of IAS 1 ‘Presentation of Financial Statements’ (see below) apply the same accounting policies, presentation and methods of calculation as those followed in the preparation of the Group’s consolidated financial statements for the year ended 31 March 2024, which were prepared in accordance with UK-adopted International Accounting Standards (‘IAS’), with International Financial Reporting Standards (‘IFRS’) as issued by the IASB and with the requirements of the UK Companies Act 2006. Income taxes are accrued using the tax rate that is expected to be applicable for the full financial year, adjusted for certain discrete items which occurred in the interim period in accordance with IAS 34.
●	include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented; and
●	were approved by the Board of Directors on 12 November 2024.

The information relating to the year ended 31 March 2024 is extracted from the Group’s published Annual Report on Form 20-F for that year.

The preparation of the unaudited condensed consolidated financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the end of the reporting period, and the reported amounts of revenue and expenses during the period. Actual results could vary from these estimates. These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revisions affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Going concern

The Group has a robust liquidity position as at 30 September 2024 with €6.9 billion of cash and cash equivalents and €4.1 billion of liquid short-term investments available, together with undrawn revolving credit facilities of €7.6 billion, which cover all the Group’s reasonably expected cash requirements over the going concern period. The Directors have reviewed trading and liquidity forecasts for the Group, which were based on current trading conditions, and considered a variety of scenarios. As a result of the assessment performed, the Directors have concluded that the Group is able to continue in operation for the period up to and including December 2025 and that it is appropriate to continue to adopt the going concern basis in preparing the unaudited condensed consolidated financial statements.

1   Basis of preparation (continued)

Critical accounting judgements and estimates

The Group’s critical accounting judgements and estimates are disclosed in the Group’s Annual Report on Form 20-F for the year ended 31 March 2024.

Judgements relating to potential indicators of impairment

The Group performs its annual impairment test for goodwill and indefinite lived intangible assets as at 31 March.

At interim reporting periods the Group performs a review to identify any indicator of impairment that may indicate that the carrying amount of any of the Group’s cash generating units (‘CGUs’) may not be recoverable. As part of this assessment as at 30 September 2024, the Group reviewed the key assumptions underlying the value in use valuations used in the annual impairment test at 31 March 2024. This included the year-to-date and expected future performance of the Group’s CGUs, as well as considering the valuation implications of changes in other factors such as discount rates and the assessment of long term growth rates. As a result of operating trends in the half year, a value in use assessment was performed for Vodafone Germany as at 30 September 2024. See note 3 ‘Impairment review’.

The Group’s review of the potential impact of indicators of impairment did not indicate that the carrying amount of any of the Group’s CGUs, including Vodafone Germany, was not recoverable as at 30 September 2024.

Hyperinflationary economies

The Turkish and Ethiopian economies were designated as hyperinflationary from 30 June 2022 and 31 December 2022, respectively. The Group has applied IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ to its Turkish and Ethiopian operations whose functional currencies are Turkish lira and Ethiopian birr from 1 April 2022.

In applying IAS 29, the Turkish lira and Ethiopian birr results and non-monetary asset and liability balances for relevant financial periods have been revalued to their present value equivalent local currency amounts at the reporting date, based on the consumer price indexes issued by the Turkish Statistical Institute and the Central Statistics Agency of Ethiopia, respectively. Comparative periods are not restated per IAS 21 ‘The Effects of Changes in Foreign Exchange rates’. The respective indices have risen by 18.07% and 6.10% (2023: 30.08% and 12.09%) during the six months ended 30 September 2024. The revalued balances are translated to euros at the reporting date exchange rate of €1 : 38.15 TRL and €1 : 132.80 ETB (2023: €1 : 29.03 TRL and €1 : 58.73 ETB), respectively, applying IAS 21.

For the Group’s operations in Turkey:

●	The gain or loss on the revaluation of net monetary assets resulting from IAS 29 application is recognised in the Consolidated income statement within Other income.
●	The Group also presents the gain or loss on cash and cash equivalents as monetary items together with the effect of inflation on operating, investing and financing cash flows as one number in the Consolidated statement of cash flows.
●	The Group has presented the equity revaluation effects and the impact of currency movements within other comprehensive income as such amounts are judged to meet the definition of ‘exchange differences’.

For Safaricom’s operations in Ethiopia, the impacts are reflected as an increase to Investments in associates and joint ventures in the Consolidated statement of financial position and an increase to Share of results of equity accounted associates and joint ventures recognised in the Consolidated income statement.

1   Basis of preparation (continued)

The main impacts of the aforementioned adjustments for the Group’s Turkish and Ethiopian operations on the Consolidated financial statements are shown below.

	Increase/(decrease)
	2024	2023
Impact on the consolidated income statement for the six months ended 30 September	€m	€m
Revenue	5	35
Operating profit[1]	(154)	(5)
Profit for the financial period[1]	(225)	(140)

	Increase/(decrease)
	30 September	31 March
	2024	2024
Impact on the consolidated statement of financial position	€m	€m
Net assets	907	981
Equity attributable to owners of the parent	872	913
Non-controlling interests	35	68

Note:

1.Includes €31 million gain on the net monetary assets/liabilities (Six months ended 30 September 2023: €360 million gain).

In addition, it is likely that Egypt will meet the requirements to be designated as a hyperinflationary economy under IAS 29 in the coming months. If the Egyptian economy is designated as hyperinflationary, the Group’s financial reporting relating to its operations in Egypt will be reported in accordance with IAS 29 applying the Group’s policy detailed above.

New accounting pronouncements adopted

On 1 April 2024, the Group adopted certain new accounting policies where necessary to comply with amendments with IFRS, none of which had a material impact on the consolidated results, financial position or cash flows of the Group, except as described below. Further details are provided in the Group’s Annual Report on Form 20-F for the year ended 31 March 2024.

Amendments to IAS 1 ‘Presentation of Financial Statements’

The Group previously classified balances relating to certain bonds as current liabilities if it was the Group’s intention to exercise options to redeem them within 12 months of the reporting date. Following the adoption of the IAS 1 amendments on 1 April 2024, bonds that are repayable in more than 12 months are classified as Non-current liabilities regardless of any intention to redeem the bonds early.

The impact of adopting the amendments on the consolidated statement of financial position at 31 March 2024 is that €931 million of bonds previously presented within Current borrowings have been re-presented as bonds within Non-current borrowings; there is no impact at 30 September 2024.